Accounts Receivable, net (Tables)	12 Months Ended
Dec. 31, 2014
Accounts Receivable, net
Summary of Group's accounts receivable
	As of December 31,
	2013	2014
	RMB	RMB

Accounts receivable	33,987	38,875
Less: Allowance for doubtful accounts	—	(1,130)
Accounts receivable, net	33,987	37,745

Schedule of changes in allowance for doubtful accounts
	2013	2014
	RMB	RMB

Balance as of January 1	110	—
Provision of bad debt	—	2,364
Write-off of bad debt	(110)	(1,234)
Balance as of December 31	—	1,130